32. Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	R$ 109,230	R$ 103,793	R$ 88,008
Equipment and framework
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	106,790	103,490	87,190
Facilities sharing
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	2,159	248	547
Real estate
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	R$ 281	R$ 55	R$ 271